Cost of sales - Schedule of crude oil fluctuation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Crude oil stock at beginning of the year (Note 19)	$ 4,722
Less: Crude oil stock at end of the year (Note 19)	(2,664)	$ (4,722)
Crude oil stock fluctuation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Crude oil stock at beginning of the year (Note 19)	4,722	5,222	$ 6,127
Less: Crude oil stock at end of the year (Note 19)	(2,664)	(4,722)	(5,222)
Total crude oil stock fluctuation	$ 2,058	$ 500	$ 905